Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard STAR Funds
Entity Central Index Key	0000736054
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000170278 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$2	0.045%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.045%	[1]
Net Assets	$ 629,338,000,000
Holdings Count | Holding	8,871
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VTPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[2]
Net Assets	$ 629,338,000,000
Holdings Count | Holding	8,871
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008020 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[3]
Net Assets	$ 629,338,000,000
Holdings Count | Holding	8,871
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[4]
Net Assets	$ 629,338,000,000
Holdings Count | Holding	8,871
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[5]
Net Assets	$ 629,338,000,000
Holdings Count | Holding	8,871
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000094036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[6]
Net Assets	$ 629,338,000,000
Holdings Count | Holding	8,871
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000257760 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR® Core-Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	VCPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard STAR Core-Plus Bond Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
Net Assets	$ 8,524,000,000
Holdings Count | Holding	3,150
Investment Company Portfolio Turnover	179.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$8,524
Number of Portfolio Holdings	3,150
Portfolio Turnover Rate	179%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	33.8%
Floating Rate Loan Interests	0.4%
Sovereign Bonds	19.2%
Taxable Municipal Bonds	0.7%
U.S. Government and Agency Obligations	31.1%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(1.2%)
Other Assets and Liabilities—Net	4.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008015 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® 40/60 Fund
Class Name	Investor Shares
Trading Symbol	VSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy 40/60 Fund (formerly known as Vanguard LifeStrategy Conservative Growth Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[8]
Net Assets	$ 11,178,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$11,178
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	40.6%
Vanguard Total Stock Market Index Fund Investor Shares	24.9%
Vanguard Total International Bond II Index Fund Investor Shares	17.0%
Vanguard Total International Stock Index Fund Investor Shares	16.9%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008016 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® 80/20 Fund
Class Name	Investor Shares
Trading Symbol	VASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy 80/20 Fund (formerly known as Vanguard LifeStrategy Growth Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[9]
Net Assets	$ 26,161,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$26,161
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Stock Market Index Fund Investor Shares	48.1%
Vanguard Total International Stock Index Fund Investor Shares	32.8%
Vanguard Total Bond Market II Index Fund Investor Shares	13.0%
Vanguard Total International Bond II Index Fund Investor Shares	5.5%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008017 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® 20/80 Fund
Class Name	Investor Shares
Trading Symbol	VASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy 20/80 Fund (formerly known as Vanguard LifeStrategy Income Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[10]
Net Assets	$ 4,030,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$4,030
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	54.7%
Vanguard Total International Bond II Index Fund Investor Shares	23.1%
Vanguard Total Stock Market Index Fund Investor Shares	12.7%
Vanguard Total International Stock Index Fund Investor Shares	8.8%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008018 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy® 60/40 Fund
Class Name	Investor Shares
Trading Symbol	VSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard LifeStrategy 60/40 Fund (formerly known as Vanguard LifeStrategy Moderate Growth Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[11]
Net Assets	$ 23,874,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$23,874
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Stock Market Index Fund Investor Shares	36.6%
Vanguard Total Bond Market II Index Fund Investor Shares	26.5%
Vanguard Total International Stock Index Fund Investor Shares	25.2%
Vanguard Total International Bond II Index Fund Investor Shares	11.0%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008019 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR® Fund
Class Name	Investor Shares
Trading Symbol	VGSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.29%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[12]
Net Assets	$ 23,629,000,000
Holdings Count | Holding	10
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$23,629
Number of Portfolio Holdings	10
Portfolio Turnover Rate	5%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard STAR Core-Plus Bond Fund Institutional Shares[1]	36.1%
Vanguard WindsorTM II Fund Investor Shares	14.2%
Vanguard U.S. Growth Fund Investor Shares	11.6%
Vanguard Windsor Fund Investor Shares	8.5%
Vanguard PRIMECAP Fund Investor Shares	6.7%
Vanguard International Value Fund Investor Shares	6.4%
Vanguard International Growth Fund Investor Shares	6.3%
Vanguard International Core Stock Fund Investor Shares	6.3%
Vanguard Dividend Growth Fund Investor Shares	3.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.